Quarterly Financial Data (Unaudited) - Quarterly Results of Operations for the Four Quarters (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 20,213	$ 19,982	$ 19,617	$ 19,027	$ 19,180	$ 18,980	$ 18,286	$ 17,934	$ 18,315	$ 17,930	$ 17,749	$ 17,820	$ 78,839	$ 74,380	$ 71,814
Net interest income	18,126	17,868	17,426	16,811	16,783	16,554	15,849	15,426	15,704	15,263	15,001	14,967	70,231	64,612	60,935
Provision for loan losses	123	109	81	75	134	87	28	249	15	738	755	669
Earnings before income taxes	8,720	9,862	9,889	9,154	8,888	8,772	8,503	6,924	6,514	7,115	6,684	4,862	37,625	33,087	25,175
Net earnings	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 4,163	$ 4,481	$ 4,247	$ 2,978	$ 23,863	$ 20,777	$ 15,869
Basic earnings per common share (in dollars per share)	$ 0.78	$ 0.80	$ 0.81	$ 0.74	$ 0.81	$ 0.71	$ 0.68	$ 0.55	$ 0.56	$ 0.60	$ 0.57	$ 0.40	$ 3.13	$ 2.75	$ 2.12
Diluted earnings per common share (in dollars per share)	$ 0.78	$ 0.80	$ 0.81	$ 0.74	$ 0.81	$ 0.71	$ 0.68	$ 0.55	$ 0.55	$ 0.60	$ 0.57	$ 0.40	$ 3.13	$ 2.75	$ 2.12